Financial Instruments - Financial Instrument Sensitivities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Increase interest rate 1%	1.00%	1.00%
Decrease interest rate 1%	1.00%	1.00%
Increase (decrease) to net earnings	$ (46)		$ (5)
Increase (decrease) to net earnings	46		5
Increase (decrease) to other comprehensive income	0		0
Increase (decrease) to other comprehensive income	0		0
Currency risk
Disclosure of detailed information about financial instruments [line items]
Weakening of the Canadian dollar by US$0.01		$ 0.01
Strengthening of the Canadian dollar by US$0.01		$ 0.01
Increase (decrease) to net earnings	(255)		(128)
Increase (decrease) to net earnings	248		125
Increase (decrease) to other comprehensive income	0		0
Increase (decrease) to other comprehensive income	$ 0		$ 0